INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal
Federal income tax, current			$ 0	$ 0	$ 0
Federal income tax, deferred			0	0	0
Federal income tax			0	0	0
State
State income tax, current			0	0	0
State income tax, deferred			0	0	0
State income tax			0	0	0
Foreign
Foreign income tax, current			0	0	0
Foreign income tax, deferred			0	0	0
Foreign income tax			0	0	0
Current			0	0	0
Deferred			0	0	0
Total	$ 0	$ 0	$ 0	$ 0	$ 0